Note 21 - Subsequent Events (Details Textual) - USD ($) $ / shares in Units, $ in Thousands	Feb. 28, 2024	Dec. 31, 2023	Aug. 29, 2023	Dec. 31, 2022	Dec. 31, 2021
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)		$ 2.07		$ 2.26	$ 7.5
Series C Preferred Stock [Member]
Units Issued During Period, New Issues (in shares)		1,538,134	7,812,500
Subsequent Event [Member]
Units Issued During Period, New Issues (in shares)	820,312
Proceeds From Issuance of Units	$ 1,050
Subsequent Event [Member] | Unit Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right (in shares)	1
Shares Issued, Price Per Share (in dollars per share)	$ 1.28
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)	$ 2.56
Warrants and Rights Outstanding, Term (Year)	3 years
Subsequent Event [Member] | Series C Preferred Stock [Member]
Units Issued During Period, Number of Shares Per Unit (in shares)	1